Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 7,172	$ 7,218
Accumulated depreciation and amortization		(6,374)	(6,416)
Property and equipment, net	$ 756	798	802
Manufacturing, Laboratory, and Office Equipment [Member]
Property and equipment, gross		4,313	4,359
Furniture and Fixtures [Member]
Property and equipment, gross		390	390
Leasehold Improvements [Member]
Property and equipment, gross		$ 2,469	$ 2,469